Borrowings and Debt Securities - Schedule of Changes in Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	₩ 84,940,016	₩ 74,345,677
Ending balance	124,768,508	84,940,016
Borrowings and debt securities
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	80,529,513	69,724,581
Cash flows	39,193,816	9,653,394
Effect of exchange rate fluctuations	906,877	1,001,493
Others	(24,841)	150,045
Ending balance	₩ 120,605,365	₩ 80,529,513